PROPERTY, PLANT AND EQUIPMENT (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 26,630.2
Property, plant and equipment at ending	30,170.2	R$ 26,630.2
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	23,662.7	26,961.3
Cumulative translation adjustments	1,587.6	(3,717.0)
Effects of application of IAS 29 (hyperinflation)	2,672.7	1,649.2
Acquisition	4,249.4	4,615.2
Depreciation	(4,967.1)	(4,556.6)
Disposals and write-offs	(61.1)	(59.7)
Transfers	(9.7)	(1,229.7)
Property, plant and equipment at ending	27,134.5	23,662.7
Property, plant and equipment	76,745.0	63,417.4
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	9,236.2	9,698.3
Cumulative translation adjustments	635.4	(1,485.2)
Effects of application of IAS 29 (hyperinflation)	1,165.8	663.1
Acquisition	38.2	44.7
Depreciation	(496.3)	(481.6)
Disposals and write-offs	(35.1)	(3.7)
Transfers	585.5	800.6
Property, plant and equipment at ending	11,129.7	9,236.2
Property, plant and equipment	17,204.8	14,287.8
Gross carrying amount [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	10,788.3	11,589.1
Cumulative translation adjustments	744.0	(1,726.7)
Effects of application of IAS 29 (hyperinflation)	1,238.5	779.4
Acquisition	720.5	1,230.2
Depreciation	(3,903.7)	(3,533.4)
Disposals and write-offs	(4.1)	(39.1)
Transfers	2,971.3	2,488.8
Property, plant and equipment at ending	12,554.8	10,788.3
Property, plant and equipment	49,135.9	39,509.2
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,092.0	1,323.9
Cumulative translation adjustments	62.3	(193.4)
Effects of application of IAS 29 (hyperinflation)	95.3	86.5
Acquisition	75.5	56.4
Depreciation	(567.1)	(541.6)
Disposals and write-offs	(21.9)	(13.5)
Transfers	192.0	373.7
Property, plant and equipment at ending	928.1	1,092.0
Property, plant and equipment	7,882.7	7,074.2
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	2,546.2	4,350.0
Cumulative translation adjustments	145.9	(311.7)
Effects of application of IAS 29 (hyperinflation)	173.1	120.2
Acquisition	3,415.2	3,283.9
Depreciation
Disposals and write-offs		(3.4)
Transfers	(3,758.5)	(4,892.8)
Property, plant and equipment at ending	2,521.9	2,546.2
Property, plant and equipment	2,521.6	2,546.2
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(49,610.5)	(39,754.7)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,075.0)	(5,051.6)
Accumulated depreciation, amortisation and impairment [member] | Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(36,580.6)	(28,720.9)
Accumulated depreciation, amortisation and impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(6,954.9)	(5,982.2)
Accumulated depreciation, amortisation and impairment [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment